Summary of significant accounting policies - Estimated Useful Lives of Intangible Assets (Details)	3 Months Ended
Mar. 31, 2023
Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	23 years
Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Trade names & brands
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Patient database
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Technology assets
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years